Deferred Software Development Cost Textblock	12 Months Ended
Jun. 30, 2011
Deferred Software Development Cost [Abstract]
Deferred Software Development Cost [Text Block]
12.	Deferred Software Development Cost

	June 30, 2011	June 30, 2010
Software development cost	$220,884	$220,884
Less: accumulated amortization	(220,884)	(220,884)
	$-	$-

Amortization expense for the years ended June 30, 2011 and 2010 was nil and $36,618, respectively. The amortization expense was included in cost of sales.